Subsequent Events (Details) - USD ($)		Nov. 07, 2025	Oct. 13, 2025	Aug. 26, 2025	Mar. 26, 2025	Oct. 06, 2025	Jun. 30, 2025	Apr. 02, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events (Details) [Line Items]
Common shares outstanding	[1]						3,247,117		3,247,117	20,000,000
Ordinary share, par value (in Dollars per share)	[1]						$ 0.0008		$ 0.0008	$ 0.0001
Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0008				$ 0.0008
Gain (Loss) on Sale of Mortgage Loans (in Dollars)			$ 2,750,000
Units issue		1
Gross proceeds placement agent fees (in Dollars)		$ 9,600,000
Forecast [Member] | Pre-Funded Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant shares		1
Warrant offering price (in Dollars per share)		$ 1.8
Forecast [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant shares		1
Forecast [Member] | HKD Prime Rate [Member]
Subsequent Events (Details) [Line Items]
Interest rate			1.20%
Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary share, par value (in Dollars per share)							$ 0.0008		$ 0.0001
Ordinary Shares [Member] | Forecast [Member] | Pre-Funded Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant shares		2
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Description of changes in tariff policies								the U.S. Government announced a 34% tariff on goods imported from China, on top of the existing 20% tariff on Chinese imports. On April 10, 2025, the U.S. Government further increased the tariffs to a total of 145% on goods imported from China. The management are currently assessing the impact such tariffs would have on the Company’s operations for the year ending December 31, 2025.
Aggregate ordinary shares				16,712,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		5,332,216
Hong Kong [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total consideration (in Dollars)					$ 5,512,000
Maximum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Common shares outstanding						25,976,936
Minimum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Common shares outstanding						3,247,117

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.